Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	$ 669	$ 965
Liabilities	(5,886)	(6,804)
Net	(5,216)	(5,839)
Non-current, Assets	48	138
Non-current, Liabilities	(100)	(1,759)
Non-current, Net	(52)	(1,621)
Derivatives	621	827
Derivatives	(5,786)	(5,046)
Current derivative financial assets liabilities, net, Total	(5,164)	(4,218)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	238	480
Liabilities	(129)	(691)
Net	109	(211)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	36
Liabilities	(37)	(5)
Net	(37)	31
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	38	80
Liabilities		0
Net	38	80
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	111	107
Liabilities	(273)	(709)
Net	(162)	(602)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	178	170
Liabilities	(20)	(10)
Net	158	160
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	13	10
Liabilities		0
Net	13	10
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	62	46
Liabilities	(13)	(8)
Net	50	37
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	27
Liabilities	(5,412)	(5,373)
Net	(5,412)	(5,346)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	29	9
Liabilities	(2)	(7)
Net	$ 27	$ 2